Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.1%
Aerospace & Defense – 2.0%
Howmet Aerospace Inc*	3,666,949	$126,399,732
L3Harris Technologies Inc	702,377	151,818,789
Teledyne Technologies Inc*	319,137	133,664,150
		411,882,671
Air Freight & Logistics – 1.7%
United Parcel Service Inc	1,681,685	349,740,029
Auto Components – 0.6%
Aptiv PLC*	762,906	120,028,001
Beverages – 1.2%
Constellation Brands Inc	1,101,020	257,517,568
Biotechnology – 3.2%
AbbVie Inc	2,254,604	253,958,595
Global Blood Therapeutics Inc*	1,411,209	49,420,539
Neurocrine Biosciences Inc*	1,067,897	103,927,736
Sarepta Therapeutics Inc*	1,262,587	98,153,513
Vertex Pharmaceuticals Inc*	748,767	150,973,890
		656,434,273
Capital Markets – 1.1%
Apollo Global Management Inc	1,417,119	88,144,802
Blackstone Group Inc	1,336,863	129,862,872
		218,007,674
Chemicals – 1.5%
Air Products & Chemicals Inc	406,018	116,803,258
Sherwin-Williams Co	704,253	191,873,730
		308,676,988
Commercial Services & Supplies – 0.4%
Copart Inc*	643,394	84,818,631
Containers & Packaging – 0.4%
Ball Corp	1,033,150	83,705,813
Diversified Consumer Services – 0.4%
Terminix Global Holdings Inc*	1,936,302	92,380,968
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One*	3,845,428	185,388,084
Netflix Inc*	624,273	329,747,241
		515,135,325
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	1,010,937	117,197,926
Boston Scientific Corp*	2,757,761	117,921,860
Dentsply Sirona Inc	1,384,415	87,578,093
DexCom Inc*	279,304	119,262,808
Edwards Lifesciences Corp*	1,496,690	155,012,183
		596,972,870
Health Care Providers & Services – 0.5%
Humana Inc	232,923	103,119,671
Hotels, Restaurants & Leisure – 1.7%
Aramark	3,623,163	134,962,822
Caesars Entertainment Inc*	1,983,351	205,772,666
		340,735,488
Household Durables – 0.7%
Roku Inc*	311,557	143,082,552
Household Products – 1.5%
Procter & Gamble Co	2,349,305	316,991,724
Industrial Conglomerates – 0.8%
Honeywell International Inc	718,410	157,583,234
Information Technology Services – 8.3%
Fidelity National Information Services Inc	1,246,585	176,603,697
Mastercard Inc	1,824,719	666,186,660
Okta Inc*	210,103	51,408,002
Snowflake Inc - Class A*	408,508	98,777,234
Visa Inc	2,758,460	644,983,117
Wix.com Ltd*	233,813	67,871,238
		1,705,829,948
Insurance – 0.5%
Aon PLC	468,148	111,775,016
Interactive Media & Services – 10.9%
Alphabet Inc - Class C*	517,226	1,296,333,868
Facebook Inc*	2,487,079	864,782,239

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Snap Inc*	1,224,817	$83,459,030
		2,244,575,137
Internet & Direct Marketing Retail – 10.6%
Amazon.com Inc*	453,153	1,558,918,824
Booking Holdings Inc*	113,561	248,481,689
DoorDash Inc - Class A*	723,600	129,039,588
Farfetch Ltd - Class A*	1,982,290	99,828,124
Wayfair Inc*	462,049	145,873,490
		2,182,141,715
Life Sciences Tools & Services – 1.1%
Illumina Inc*	305,860	144,736,011
Thermo Fisher Scientific Inc	157,499	79,453,521
		224,189,532
Machinery – 0.6%
Ingersoll Rand Inc*	2,706,056	132,082,593
Oil, Gas & Consumable Fuels – 0.3%
Cheniere Energy Inc*	805,884	69,902,378
Pharmaceuticals – 1.4%
AstraZeneca PLC (ADR)#	2,424,946	145,254,265
Horizon Therapeutics PLC*	640,398	59,966,869
Merck & Co Inc	1,156,157	89,914,330
		295,135,464
Professional Services – 1.1%
CoStar Group Inc*	2,738,560	226,807,539
Real Estate Management & Development – 0.2%
Redfin Corp*	637,293	40,410,749
Road & Rail – 1.9%
JB Hunt Transport Services Inc	790,100	128,746,795
Uber Technologies Inc*	5,354,271	268,356,063
		397,102,858
Semiconductor & Semiconductor Equipment – 10.4%
Advanced Micro Devices Inc*	668,329	62,776,143
ASML Holding NV	307,621	212,516,892
Lam Research Corp	543,619	353,732,883
Marvell Technology Inc	1,177,566	68,687,425
Microchip Technology Inc	677,198	101,403,629
NVIDIA Corp	1,148,934	919,262,093
Texas Instruments Inc	1,691,012	325,181,608
Xilinx Inc	680,028	98,359,250
		2,141,919,923
Software – 20.7%
Adobe Inc*	1,237,426	724,686,163
Atlassian Corp PLC*	970,714	249,337,598
Autodesk Inc*	876,115	255,737,969
Avalara Inc*	905,568	146,520,902
Cadence Design Systems Inc*	686,053	93,865,771
Microsoft Corp	6,795,414	1,840,877,653
RingCentral Inc*	670,901	194,950,413
SS&C Technologies Holdings Inc	598,672	43,140,304
Tyler Technologies Inc*	370,902	167,784,938
Workday Inc*	885,591	211,425,995
Zendesk Inc*	2,280,859	329,219,188
		4,257,546,894
Specialty Retail – 1.4%
Burlington Stores Inc*	545,637	175,689,658
Vroom Inc*,#	2,761,066	115,578,223
		291,267,881
Technology Hardware, Storage & Peripherals – 4.6%
Apple Inc	6,862,451	939,881,289
Textiles, Apparel & Luxury Goods – 1.4%
NIKE Inc	1,877,542	290,061,464
Trading Companies & Distributors – 0.2%
Ferguson PLC	281,722	39,159,985
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc*	520,103	75,326,517
Total Common Stocks (cost $10,638,071,049)		20,421,930,362
Preferred Stocks– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc PP*,¢,§((cost $3,000,000)	2,727,273	3,000,000
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $311,541,562)	311,510,411	311,541,562

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	94,261,620	$94,261,620
Time Deposits – 0.1%
Royal Bank of Canada, 0.0500%, 7/1/21	$23,565,405	23,565,405
Total Investments Purchased with Cash Collateral from Securities Lending (cost $117,827,025)		117,827,025
Total Investments (total cost $11,070,439,636) – 101.2%		20,854,298,949
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(250,778,567)
Net Assets – 100%		$20,603,520,382

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$20,079,490,832	96.3%
Australia	249,337,598	1.2
United Kingdom	245,082,389	1.2
Netherlands	212,516,892	1.0
Israel	67,871,238	0.3

Total	$20,854,298,949	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/21
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	$-	$-	$-	$3,000,000
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	21,020	(2,810)	(436)	311,541,562
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	114,801∆	-	-	94,261,620
Total Affiliated Investments - 2.0%	$135,821	$(2,810)	$(436)	$408,803,182

(1) For securities that were affiliated for a portion of the period ended June 30, 2021, this column reflects amounts for the entire period ended June 30, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	-	3,000,000	-	3,000,000
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	19,207,409	1,704,737,830	(1,412,400,431)	311,541,562
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	41,911,317	544,010,541	(491,660,238)	94,261,620

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2021 is $3,000,000, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc PP	1/26/21	$3,000,000	$3,000,000	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$20,421,930,362	$-	$-
Preferred Stocks	-	-	3,000,000
Investment Companies	-	311,541,562	-
Investments Purchased with Cash Collateral from Securities Lending	-	117,827,025	-
Total Assets	$20,421,930,362	$429,368,587	$3,000,000

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70249 08-21